Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2045 Fund	May 30, 2024
Fidelity Freedom Index 2045 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.90%
Past 5 years	10.78%
Past 10 years	7.92%
Fidelity Freedom Index 2045 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.28%
Past 5 years	9.55%
Past 10 years	6.99%
Fidelity Freedom Index 2045 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.10%
Past 5 years	8.29%
Past 10 years	6.17%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1908
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Past 10 years	8.07%